Assets Held for Sale and Discontinued Operation	12 Months Ended
Dec. 31, 2013
Assets Held for Sale and Discontinued Operation
Assets Held for Sale and Discontinued Operation

4.                            Assets Held for Sale and Discontinued Operation

Satmex classifies assets as held for sale when such assets meet the accounting criteria to be classified as such:  (i) management commits to a plan to sell the asset, (ii) the asset is available for immediate sale in its present condition, subject only to terms that are usual and customary for sales of such assets, (iii) an active program to locate a buyer and other actions to complete the plan to sell the asset have been initiated; (iv) the sale of the asset is probable and is expected to occur within one year, (v) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value and (vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made.  When these criteria are met, the assets held for sale are presented together within one line item within asset in the balance sheet, valued at the lower of their carrying amount or fair value less costs to sell.  Liabilities directly associated with such assets are also presented within a single line item within liabilities within the balance sheet.

Satmex classifies operations as discontinued when such operations represent a component of the entity, and such component either has been disposed of or is held for sale, when the operations and cash flows of the component will be eliminated from the ongoing operations and when it does not expect to retain any significant continuing involvement in the operations of the component after the respective sale transaction.

For all periods presented, the operating results for discontinued operations are removed from continuing operations and presented separately as discontinued operations, net of tax, in the consolidated statement of operation. Additionally, the Company has elected to retroactively present assets and liabilities held for sale for all periods presented.

On October 25, 2013, Satmex entered into an Equity Interest Purchase Agreement (the “Securities Purchase Agreement”) with Axesat S. A., subject to which Satmex will sell its direct and indirect interests in Enlaces, subject to the terms and conditions described therein. The transaction is expected to close during 2014, subject to government and regulatory approvals and other customary conditions. This transaction meets the criteria of a discontinued operation, for which reason the accompanying consolidated balance sheet presents the assets and liabilities of Enlaces as assets and liabilities held for sale and the accompanying consolidated statement of operations presents the operations of Enlaces as discontinued operations. These assets and liabilities are presented as non-current because recovery of the related account receivable will occur over more than one year. Enlaces previously comprised the Broadband satellite services segment.

For the years ended December 31, 2013 and December 31, 2012 and for the periods from May 26, 2011 to December 31, 2011 and January 1, 2011 to May 26, 2011, revenue of Enlaces was $8,969, $10,980, $12,646 and $5,198, respectively and (loss) income before taxes totaled ($1,734), $222, $372 and $17, respectively.

The carrying amounts of the major classes of assets and liabilities of discontinued operations in the consolidated balance sheet were as follows:

	2013	2012
Cash and cash equivalents	$2,658	$10,837
Other current assets	4,110	4,117
Other non-current assets, mainly customer relationships	676	6,702

Total assets held for sale	$7,444	$21,656

	2013	2012
Current liabilities	$1,570	$1,945
Non-current liabilities	1,110	1,327

Total liabilities held for sale	$2,680	$3,272

As a result of the classification of the net assets of Enlaces as held for sale in the accompanying balance sheet, such net assets were valued at their fair value less costs to sell, which resulted in the recognition of a loss of $5,842, presented within the discontinued operations line item in the accompanying statement of income (loss).